SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Information Related to Consolidated Statements of Cash Flows

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Cash paid during the year:
Interest	¥1,637	¥1,741	¥1,433
Income taxes	34,994	34,889	26,112
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,003	¥804	¥1,547
Acquisitions of businesses:
Fair value of assets acquired	¥2,475	¥85,003	¥27,329
Fair value of liabilities assumed	(608)	(45,621)	(4,793)
Cash acquired	(422)	(3,928)	(4,003)

Subtotal	1,445	35,454	18,533

Additional payment for acquisitions of businesses in the past years	136	—	—

Total	¥1,581	¥35,454	¥18,533